Key management compensation and related parties - Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Right-of-use assets	R$ 349,683	R$ 350,393	R$ 136,104	R$ 127,921
Lease liabilities	327,834	323,339	161,532	R$ 149,353
Interest on lease	(33,858)	(28,246)	R$ (16,007)
SOEDMAR - Sociedade Educacional De Maringa Ltda.
Disclosure of transactions between related parties [line items]
Right-of-use assets	164,195	160,230
Depreciation expense	(7,224)	(5,054)
Lease liabilities	169,294	165,089
Interest on lease	(13,984)	(13,061)
WM Administracao e Participacoes Ltda
Disclosure of transactions between related parties [line items]
Right-of-use assets	2,915	2,845
Depreciation expense	(319)	(255)
Lease liabilities	3,017	2,942
Interest on lease	R$ (287)	R$ (268)